Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Net of Accumulated Depreciation

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Building	50 years
Land	Indefinite
Renovation	8 years
Furniture and fixtures	10 years
Motor vehicles	5 years
Electronic equipment	1 – 3 years
Machinery	5 years
Forklift	6 years

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Building	50 years
Land	Indefinite
Renovation	8 years
Furniture and fixtures	10 years
Motor vehicles	5 years
Electronic equipment	1 – 3 years
Machinery	5 years
Forklift	6 years

Schedule of Timing of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the six months ended June 30, 2024 and 2025, respectively:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD

Point in time	-	51,682	39,278
Over time	8,333,053	7,792,924	5,922,623
Total revenue	8,333,053	7,844,606	5,961,901

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022 SGD	2023 SGD	2024 SGD	2024 USD
Point in time	57,618	4,701	1,350	1,012
Over time	16,766,550	21,805,616	13,846,198	10,384,649
Total revenue	16,824,168	21,810,317	13,847,548	10,385,661

Schedule of Major Revenue

The following table presents revenue by major revenue type for the six months ended June 30, 2025 and 2024, respectively:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD

Revenue from construction contracts	8,333,053	7,792,924	5,922,623
Sales of construction materials	-	51,682	39,278
Total	8,333,053	7,844,606	5,961,901

The following table presents revenue by major revenue type for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022 SGD	2023 SGD	2024 SGD	2024 USD
Revenue from construction contracts	16,766,550	21,805,616	13,846,198	10,384,649
Sales of construction materials	57,618	4,701	1,350	1,012
Total	16,824,168	21,810,317	13,847,548	10,385,661